UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS? EQUITY ¥ in Thousands	Class A ordinary shares Ordinary Shares Stock options CNY (¥) shares	Class A ordinary shares Ordinary Shares CNY (¥) shares	Class A ordinary shares Ordinary Shares USD ($) shares	Class A ordinary shares Stock options CNY (¥) shares	Class A ordinary shares Stock options USD ($) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary Shares CNY (¥) shares	Class B ordinary shares Ordinary Shares USD ($) shares	Class B ordinary shares shares	Additional Paid-in Capital Stock options CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficits CNY (¥)	Accumulated Deficits USD ($)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Accumulated Other Comprehensive (Loss) Income USD ($)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) CNY (¥)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity (Deficit) USD ($)	Noncontrolling Interests CNY (¥)	Noncontrolling Interests USD ($)	CNY (¥)	USD ($)
Balance, beginning of period at Dec. 31, 2019		¥ 466					¥ 191	$ 2,863,100			¥ 257,736		¥ (276,476)		¥ 2,110		¥ (15,973)		¥ 49		¥ (15,924)
Balance, beginning of period (in shares) at Dec. 31, 2019 | shares		7,004,900	7,004,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(56,059)				(56,059)		(18)		(56,077)
Issuance of ordinary shares, net of offering costs		¥ 90									75,099						75,189				75,189
Issuance of ordinary shares, net of offering costs (in shares) | shares		1,333,360	1,333,360
Fair value change relating to Company's own credit risk on convertible loan															(108)		(108)				(108)
Foreign currency translation differences															3,572		3,572				3,572
Capital contribution from noncontrolling interest holders																			370		370
Share-based compensation											17,548						17,548				17,548
Balance, end of period at Jun. 30, 2020		¥ 556	$ 79,000				¥ 191	$ 27,000			350,383	$ 49,593,000	(332,535)	$ (47,067,000)	5,574	$ 789,000	24,169	$ 3,421,000	401	$ 57,000	24,570	$ 3,478,000
Balance end of period (in shares) at Jun. 30, 2020 | shares		8,338,260	8,338,260				2,863,100	2,863,100
Balance, beginning of period at Dec. 31, 2020		¥ 618					¥ 191				354,295		(356,951)		4,795		2,948		329		3,277
Balance, beginning of period (in shares) at Dec. 31, 2020 | shares		9,192,660	9,192,660			9,192,660	2,863,100	2,863,100	2,863,100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss													(57,036)				(57,036)		(653)		(57,689)	(8,937,000)
Issuance of ordinary shares, net of offering costs		¥ 80									33,239						33,319				33,319
Issuance of ordinary shares, net of offering costs (in shares) | shares		1,243,774	1,243,774
Issuance shares for exercise of stock option	¥ 4	¥ 41		¥ 4,000	$ 600,000					¥ (4)	7,767						7,808				7,808
Issuance shares for exercise of stock option (in shares) | shares	55,000	640,600	640,600	55,000	55,000
Issuance shares for convertible loans		¥ 130									(130)
Issuance shares for convertible loans ( in shares) | shares		2,000,000	2,000,000			2,500,000
Conversion of convertible loans											18,459						18,459		18,459
Foreign currency translation differences															(536)		(536)				(536)	(83,000)
Transfer Class B shares to Class A shares		¥ 6					¥ (6)
Transfer Class B shares to Class A shares (in shares) | shares		90,000	90,000				(90,000)	(90,000)
Share-based compensation											15,897						15,897				15,897
Balance, end of period at Jun. 30, 2021		¥ 879	$ 136,000				¥ 185	$ 29,000			¥ 429,523	$ 66,525,000	¥ (413,987)	$ (64,118,000)	¥ 4,259	$ 660,000	¥ 20,859	$ 3,232,000	¥ (324)	$ (50,000)	¥ 20,535	$ 3,182,000
Balance end of period (in shares) at Jun. 30, 2021 | shares		13,222,034	13,222,034			13,222,034	2,773,100	2,773,100	2,773,100